RELATED PARTIES (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

	US Dollars
Figures in millions	2020	2019	2018

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Associates	11	19	—
Joint ventures	8	7	10

Purchases and services acquired from related parties
Associates	20	12	19
Joint ventures	1	1	—

Outstanding balances arising from sale of goods and services due by related parties
Associates	11	19	19
Joint ventures	—	1	—
Amounts owed to/due by related parties above are unsecured and non-interest bearing.
Loans advanced to joint ventures and associates

Loans advanced to associates and joint ventures are included in the carrying value of investments in associates and joint ventures (note 19)

Disclosure of Notice Period and Change of Control Period by Executive Category	The notice period applied per category of executive and the change in control periods as at 31 December 2020 were as follows:

Executive Committee member	Notice Period	Change of control
CEO(1)	12 months	12 months
CFO(2)	6 months	6 months
Other Executive Management team members	6 months	6 months
(1)     KC Ramon in her Interim CEO role remains on a 6 months notice period and 6 month change in control period
(2)    I Kramer in his Interim CFO role remains on a 3 months notice period and a 3 months change in control period

Disclosure of Key Management Remuneration

					Figures in thousands	Figures in thousands
	Director fees	Committee fees	Travel allowance	Total	Total	Total
US Dollars	2019			2020	2019	2018

M Ramos (Chairperson)	130,500	71,875	—	202,375	107	—
R Gasant (Lead independent director)	150,500	72,000	—	222,500	193	229
KOF Busia (1)	63,500	28,500	11,250	103,250	—	—
AM Ferguson	130,500	59,000	7,500	197,000	217	52
AH Garner	130,500	35,500	7,500	173,500	196	200
NP January-Bardill(2)	33,500	16,625	—	50,125	186	198
NVB Magubane (3)	130,500	40,000	—	170,500	—	—
MDC Richter	130,500	67,000	11,250	208,750	230	235
RJ Ruston(2)	33,500	13,125	10,000	56,625	218	261
JE Tilk	130,500	67,875	7,500	205,875	231	—
SM Pityana (Chairman)(4)	329,000	77,250	—	406,250	387	441
Total fees for 2020	1,393,000	548,750	55,000	1,996,750	1,965	1,616

(1)    Director joined effective 1 August 2020.
(2)    Directors retired effective 6 May 2020.
(3)     Director joined effective 1 January 2020.
(4)     Director resigned effective 7 December 2020.

Single total figure of remuneration	Base Salary		Pension scheme benefits	Cash in lieu of dividends	Other benefits(2)	Awards earned during the period reflected but not yet settled	Other Payment	Single total figure of remuneration
	ZAR denominated portion	USD/AUD denominated portion(1)				DSP awards(3)		2020		2019	2018
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	USD '000 (9)	USD '000(9)	USD '000(9)
Executive directors
KPM Dushnisky(4)	—	21,657	5,266	13	1,759	25,796	—	54,491	3,312	6,268	7,570
KC Ramon(5)	5,864	4,594	834	385	924	22,507	16,513	51,621	3,138	5,097	3,547
Total executive directors	5,864	26,251	6,100	398	2,683	48,303	16,513	106,112	6,450	11,365	11,117

Prescribed officers
SD Bailey	4,465	3,305	—	75	1,259	24,103	—	33,207	2,019	2,190	—
PD Chenard	5,282	4,255	—	—	2,468	8,554	—	20,559	1,250	3,292	—
GJ Ehm	—	10,462	284	409	710	32,108	—	43,973	2,673	4,742	3,286
L Eybers	—	10,832	284	377	798	31,896	—	44,187	2,686	4,659	2,511
I Kramer(6)	1,156	—	144	—	24	6,085	289	7,698	468	—	—
LMarwick(7)	1,896	939	256	—	136	16,615	571	20,413	1,241	—	—
S Ntuli	5,202	3,851	728	95	1,387	26,942	—	38,205	2,322	2,565	—
ME Sanz Perez(8)	2,353	1,763	514	300	1,809	—	—	6,739	410	3,868	2,833
TR Sibisi	4,484	3,518	1,000	258	58	20,802	—	30,120	1,831	3,514	2,699
Total prescribed officers	24,838	38,925	3,210	1,514	8,649	167,105	860	245,101	14,900	24,830	11,329
Notes
(1)    Salary denominated in USD/AUD for global roles and responsibilities converted to ZAR on payment date.
(2)    Other benefits include health care, group personal accident, disability, funeral cover, accommodation allowance, pension allowance, airfare and surplus leave encashed. Surplus leave days accrued are automatically encashed unless work requirements allow for carry over.
(3)    The fair value of the DSP comprises of a cash bonus and share awards for the year ended 31 December 2020. The cash bonus is payable in February 2021 and the share awards are allocated in February 2021. Shares vest over a 5-year period in equal tranches.
(4)    KPM Dushnisky received the cash portion only for 2020 due to his resignation, aligned to the standard terms and conditions of termination.
(5)    KC Ramon was appointed as Interim CEO effective 1 September 2020. Included in the DSP award is the DSP cash bonus and share award for 2020 calculated on the CFO role for 8 months only. Other payments reflect the acting allowance paid and the DSP cash bonus and share award for the acting period of 4 months calculated on the CEO target bonus opportunity.
(6)    I Kramer was appointed as Interim CFO and prescribed officer effective 1 September 2020. All salary payments, including pension and other benefits, were pro-rated and aligned to the appointment date. Included in the DSP award is the DSP cash bonus and share award for the full year of 2020 (DSP award was not pro-rated. It was calculated based on his normal Senior Vice President salary plus 4 months acting allowance on the Senior Vice President target bonus opportunity). Other payments reflect the acting allowance for the acting period from 1 September to 31 December 2020.
(7)    L Marwick was appointed as prescribed officer and Interim Company Secretary effective 1 July 2020. All salary payments, including pension and other benefits, were pro-rated and aligned to the appointment date. Included in the DSP award is the DSP cash bonus and share award for the full year of 2020 (DSP award was not pro-rated. It was calculated based on the prescribed officer target bonus opportunity for the full year aligned to the standard conditions of employment). Other benefits reflect the acting allowance for the acting period in the Company Secretary role from 1 July 2020 to 10 January 2021.
(8)    ME Sanz Perez resigned effective 30 June 2020. All salary payments, including salary, pension and other benefits, are pro-rated in accordance with the resignation date.
(9)    Convenience conversion to USD at the year-to-date average exchange rate of $1: R16.4506 (2019: $1: R14.445; 2018: R13.247).
Directors and other key management personnel CONTINUED

Total cash equivalent received reconciliation	Single total figure of remuneration	Awards earned during the period reflected but not yet settled	DSP 2019 cash portion settled	BSP, CIP, DSP and LTIP share awards settled			Sign-on cash settled			Sign-on shares settled			Total cash equivalent received reconciliation
		DSP awards(1)		Grant fair value(2)	Market movement since grant date(2)	Vesting fair value(2)	Grant fair value(2)	Currency movement since grant date(2)	Settlement fair value(2)	Grant fair value(2)	Market movement since grant date(2)	Vesting fair value(2)	2020		2019	2018
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	USD '000(4)	USD '000(4)	USD '000(4)
Executive directors
KPM Dushnisky(3)	54,491	(25,796)	9,177	2,770	1,810	4,579	14,680	(245)	14,435	10,094	18,379	28,473	85,359	5,189	6,298	550
KC Ramon	51,621	(38,137)	9,214	22,804	24,878	47,682	—	—	—	—	—	—	70,380	4,278	3,057	1,936
Total executive directors	106,112	(63,933)	18,391	25,574	26,688	52,261	14,680	(245)	14,435	10,094	18,379	28,473	155,739	9,467	9,355	2,486
															—	—
Prescribed officers
SD Bailey	33,207	(24,103)	5,473	4,960	5,278	10,237	—	—	—	—	—	—	24,814	1,508	1,041	—
PD Chenard	20,559	(8,554)	5,557	—	—	—	3,165	—	3,165	6,513	9,012	15,525	36,252	2,204	900	—
GJ Ehm	43,973	(32,108)	8,612	20,969	21,781	42,750	—	—	—	—	—	—	63,227	3,843	2,536	1,751
L Eybers	44,187	(31,896)	8,518	19,688	21,295	40,983	—	—	—	—	—	—	61,792	3,756	2,082	1,233
I Kramer	7,698	(6,085)	—	—	—	—	—	—	—	—	—	—	1,613	98	—	—
L Marwick	20,413	(16,615)	—	—	—	—	—	—	—	—	—	—	3,798	231	—	—
S Ntuli	38,205	(26,942)	6,367	6,289	6,710	12,999	—	—	—	—	—	—	30,629	1,862	1,160	—
ME Sanz Perez	6,739	—	6,224	17,588	18,861	36,448	—	—	—	—	—	—	49,411	3,004	2,425	1,399
TR Sibisi	30,120	(20,802)	5,943	15,258	16,122	31,380	—	—	—	—	—	—	46,641	2,835	2,249	886
Total prescribed officers	245,101	(167,105)	46,694	84,752	90,047	174,797	3,165	—	3,165	6,513	9,012	15,525	318,177	19,341	12,393	5,269

(1)    The fair value of the DSP comprises of a cash bonus and share awards for the year ended 31 December 2020. The cash bonus is payable in February 2021 and the share awards are allocated in February 2021. Shares vest over a 5 year period in equal tranches.
(2)    Reflects the sum of all the grant fair value, the sum of all the share price movements since grant to vesting date and the sum of all the vesting fair value for the vested DSP 2019, vested CSLTIP 2017, vested BSP 2018, vested CIP 2018 and vested sign-on share awards and difference in the currency movements for the vested sign-on cash settled award.
(3)    KPM Dushnisky's cash portion of the DSP 2019 award was reduced by USD800,000. This is in lieu of the sign-on bonus which Mr Dushnisky voluntarily repaid after his former employer paid him a discretionary cash incentive for the same period.
(4)    Convenience conversion to USD at the year-to-date average exchange rate of $1:R16.4506 (2019: $1:R14.445; 2018: $1:R13.247).

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements BSP
BSP awards

	Balance at 1 January 2020	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2020	Fair value of granted awards	Fair value of vested awards(1)	Fair value of unvested awards at 31 December 2020
						ZAR'000	ZAR'000	ZAR'000

Executive Directors
KPM Dushnisky	—	—	—	—	—	—	—	—
KC Ramon	27,817	—	27,817	—	—	—	9,402	—
Total executive directors	27,817	—	27,817	—	—	—	9,402	—
Prescribed officers
SD Bailey	8,306	—	8,306		—	—	2,807	—
PD Chenard	—	—	—	—	—	—	—	—
GJ Ehm	22,997	—	22,997	—	—	—	7,773
L Eybers	22,288	—	22,288	—	—	—	7,533	—
I Kramer (2)	3,716	—	3,716	—	—	—	1,256	—
L Marwick (2)	3,577	—	3,577	—	—	—	1,209	—
S Ntuli	10,637	—	10,637	—	—	—	3,595	—
ME Sanz Perez	19,072	—	19,072	—	—	—	6,446	—
TR Sibisi	17,705	—	17,705	—	—	—	5,984	—
Total prescribed officers	108,298	—	108,298	—	—	—	36,603	—
Other management	809,659	—	809,659	—	—	—	273,665	—
Total BSP awards	945,774	—	945,774	—	—	—	319,670	—

(1)    The fair value of vested awards represents the value deemed received on settlement date. This is the final vesting for this scheme as it is closed.
(2)    Opening balances were included as part of Other management.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements LTIP
LTIP awards

	Balance at 1 January 2020	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2020	Fair value of granted awards	Fair value of vested awards(1)	Fair value of unvested awards at 31 December 2020
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	—	—	—	—	—	—	—	—
KC Ramon	110,595	—	104,468	6,127	—	—	29,431	—
Total executive directors	110,595	—	104,468	6,127	—	—	29,431	—

Prescribed officers
SD Bailey	19,793	—	18,696	1,097	—	—	5,267	—
PD Chenard	—	—	—	—	—	—	—	—
GJ Ehm	110,595	—	104,468	6,127	—	—	29,431	—
L Eybers	97,535	—	92,131	5,404	—	—	25,955	—
I Kramer (2)	10,143	—	9,581	562	—	—	2,661	—
L Marwick (2)	7,749	—	7,319	430	—	—	2,033	—
S Ntuli	25,173	—	23,778	1,395	—	—	6,699	—
ME Sanz Perez	88,463	—	83,562	4,901	—	—	23,541	—
TR Sibisi	75,971	—	71,762	4,209	—	—	20,217	—
Total prescribed officers	435,422	—	411,297	24,125	—	—	115,804	—
Other management	934,545	—	882,734	51,811	—	—	245,197	—
Total LTIP awards	1,480,562	—	1,398,499	82,063	—	—	390,432	—

(1)    The fair value of vested awards represents the value deemed received on settlement date. This is the final vesting for this scheme as it is closed.
(2)    Opening balances were included as part of Other management.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements CIP
CIP matched awards

	Balance at 1 January 2020	Granted	Matched	Forfeited/ Lapsed	Balance at 31 December 2020	Fair value of granted awards	Fair value of matched awards(1)	Fair value of unvested matched at 31 December 2020
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	—	—	—	—	—	—	—	—
KC Ramon	8,475	—	8,475	—	—	—	2,780	—
Total executive directors	8,475	—	8,475	—	—	—	2,780	—

Prescribed officers
SD Bailey	—	—	—	—	—	—	—	—
PD Chenard	—	—	—	—	—	—	—	—
GJ Ehm	—	—	—	—	—	—	—	—
L Eybers	6,590	—	6,590	—	—	—	2,264	—
I Kramer	—	—	—	—	—	—	—	—
L Marwick	—	—	—	—	—	—	—	—
S Ntuli	—	—	—	—	—	—	—	—
ME Sanz Perez	5,742	—	5,742	—	—	—	1,883	—
TR Sibisi	3,120	—	3,120	—	—	—	891	—
Total prescribed officers	15,452	—	15,452	—	—	—	5,038	—
Other management	—	—	—	—	—	—	—	—
Total CIP awards	23,927	—	23,927	—	—	—	7,818	—

(1)    The fair value of matched awards represents the value received on settlement dates. This is the final vesting for this scheme as it is closed.

Disclosure of Key Management Sign On Bonus
Sign-on share awards

	Balance at 1 January 2020	Granted	Vested deemed settled	Forfeited/ Lapsed	Balance at 31 December 2020	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2020(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	175,878	—	87,939	—	87,939	—	28,473	30,121
Total executive directors	175,878	—	87,939	—	87,939	—	28,473	30,121
Prescribed officers
PD Chenard	64,951	—	32,475	—	32,476	—	15,525	11,124
Total prescribed officers	64,951	—	32,475	—	32,476	—	15,525	11,124
Total sign-on share awards	240,829	—	120,414	—	120,415	—	43,998	41,245

(1)    The fair value of granted awards represents the value of awards, calculated using a five business day volume weighted average share price prior to grant date. The share awards were granted on start date and will vest over a 2-year period in equal tranches in accordance with the JSE Listing requirements.
(2)    The fair value of KDM Dushnisky's vested awards represents the value received on settlement date, 26 February 2020. The fair value of PD Chenard's vested awards represents the value received on settlement date, 12 May 2020.
(3)    The fair value of unvested awards is calculated using the closing share price as at 31 December.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements DSP
DSP awards

	Balance at 1 January 2020	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2020	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2019(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	67,742	128,719	13,548	—	182,913	41,959	4,579	62,651
KC Ramon	89,782	62,595	17,956		134,421	20,404	6,069	46,042
Total executive directors	157,524	191,314	31,504	—	317,334	62,363	10,648	108,693

Prescribed officers
SD Bailey	19,196	39,635	6,398	—	52,433	12,920	2,163	17,959
PD Chenard	—	40,251	—	—	40,251	13,121	—	13,787
GJ Ehm	82,037	54,574	16,407	—	120,204	17,789	5,546	41,172
L Eybers	77,380	53,982	15,476	—	115,886	17,597	5,231	39,693
I Kramer(5)	7,759	9,012	3,879	—	12,892	2,938	1,311	4,416
L Marwick(5)	6,170	8,397	3,085	—	11,482	2,737	1,043	3,933
S Ntuli	24,006	46,110	8,002	—	62,114	15,030	2,705	21,275
ME Sanz Perez(4)	67,712	45,068	13,542	99,238	—	14,691	4,577	—
TR Sibisi	63,424	43,035	12,684	—	93,775	14,028	4,287	32,120
Total prescribed officers	347,684	340,064	79,473	99,238	509,037	110,851	26,863	174,355
Other management	1,094,152	645,154	403,017	56,337	1,279,952	210,300	136,220	438,408
Total DSP awards	1,599,360	1,176,532	513,994	155,575	2,106,323	383,514	173,731	721,456

(1)    The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date, 25 February 2020.
(2)    The fair value of vested awards represents the value deemed received on settlement date.
(3)    The fair value of unvested awards is calculated using the closing share price as at 31 December.
(4)    Share awards lapsed due to resignation.
(5)    Opening balances were included as part of Other management.

Disclosure of Interests Held by Key Management and Other Personnel
The interests of directors, prescribed officers and their associates in the ordinary shares of the Company at 31 December, which individually did not exceed 1% of the Company’s issued ordinary share capital, were:

	31 December 2020 Beneficial holding		31 December 2019 Beneficial holding		31 December 2018 Beneficial holding
	Direct	Indirect	Direct	Indirect	Direct	Indirect
Non-Executive directors
MDC Richter(1)	9,300	—	9,300	—	9,300	—
AH Garner(1)	17,500	—	17,500	—	17,500	—
RJ Ruston(2)	—	1,000	—	1,000	—	1,000
Total	26,800	1,000	26,800	1,000	26,800	1,000
Executive directors
KPM Dushnisky (1)	38,168	—	131,730	—	50,000	—
KC Ramon	91,949	—	59,124	—	51,062	—
Total	130,117	—	190,854	—	101,062	—
Company Secretary
L Marwick	—	—	—	—	—	—
Total	—	—	—	—	—	—
Prescribed officers
SD Bailey(1)	8,609	—	1,190	—	—	—
PD Chenard	13,194	—	—	—	—	—
GJ Ehm(2)	50,443	12,213	35,058	16,213	35,058	16,213
L Eybers	28,466	—	18,164	—	17,207	—
I Kramer	—	—	—	—	—	—
S Ntuli	6,421	—	—	—	—	—
TR Sibisi	34,359	—	13,283	—	9,914	—
Total	141,492	12,213	67,695	16,213	62,179	16,213
Grand total	298,409	13,213	285,349	17,213	190,041	17,213

(1)Held on the New York stock exchange as American Depositary Shares (ADSs) (1 ADS is equivalent to 1 ordinary share)
(2)Held on the Australian stock exchange as CHESS Depositary Receipts (5 CDIs are equivalent to 1 ordinary share)